Consolidated Balance Sheets (unaudited) - 6K - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 3,059	$ 3,304
Restricted cash	50	50
Accounts receivable trade, net	1,584	1,287
Inventories	2,455	2,980
Other current assets	888	657
Total current assets	8,036	8,278
Fixed assets:
Vessels, net	195,655	199,840
Office equipment, net	29	40
Total fixed assets	195,684	199,880
Other assets:
Deferred charges	913	1,194
Other non-current assets	5	0
TOTAL ASSETS	204,638	209,352
Current liabilities:
Current portion of long-term debt, net of deferred finance costs	2,683	718
Current portion of convertible promissory notes	249	103
Trade accounts and other payables	3,212	5,979
Accrued liabilities	2,254	2,296
Deferred revenue	668	154
Total current liabilities	9,066	9,250
Non-current liabilities:
Long-term debt, net of current portion and deferred finance costs	174,407	176,787
Long-term portion of convertible promissory notes	261	31
Total liabilities	183,734	186,068
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at June 30, 2016 and December 31, 2015; 19,514,410 and 19,522,413 shares issued and outstanding as at June 30, 2016 and December 31, 2015, respectively	2	2
Additional paid-in capital	346,600	337,121
Accumulated deficit	(325,698)	(313,839)
Total Stockholders' equity	20,904	23,284
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 204,638	$ 209,352